UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-5986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Item 1: Report to Shareholders

Extended Equity Market Index Fund	June 30, 2011

The views and opinions in this report were current as of June 30, 2011. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

U.S. stocks rose strongly at the start of 2011 but pared some of their early gains as weakening economic growth at home and geopolitical instability weighed on investor sentiment. The Equity Index 500 Fund, the Total Equity Market Index Fund, and the Extended Equity Market Index Fund all posted solid gains over the six-month period, broadly tracking the returns of their respective benchmarks.

MARKET ENVIRONMENT

U.S. stocks produced modest gains in the first half of 2011, as strong returns through April were tempered by weakness in the last two months of the period. Equities advanced early on as the economy appeared to strengthen and the Federal Reserve implemented a second round of monetary stimulus to boost economic growth. Corporate earnings were generally robust and private employers added to payrolls in the spring, which helped whittle down a high jobless rate. The S&P 500 Index rose to its highest level in nearly three years on April 29, as optimism about the recovery overcame unrest in the Middle East and North Africa, a spike in oil prices, and a catastrophic earthquake and tsunami in Japan. However, a batch of mixed data at the end of the period raised worries that the recovery was stalling. Jobs growth in May and June was surprisingly weak, pushing the nation’s unemployment rate to 9.2%. In June, the Federal Reserve downgraded its forecast for economic and jobs growth for this year and next, citing financials sector weakness, problems in the housing sector, and other factors. News about Greece’s ballooning debt and its efforts to avoid a default also unnerved global sentiment.

Smaller-cap companies turned in better performance than larger stocks, while growth stocks fared better than value across all market capitalizations. The large-cap S&P 500 Index gained 6.02%, while the S&P Completion Index, a broad measure of small- and mid-cap stock performance, returned 7.45%. All sectors within the S&P 500 rose, except for financials. Defensive sectors outpaced more cyclical areas as investors sought safety in companies that tend to be resilient performers in a weak economy.

SUMMARY OF INVESTMENT STRATEGIES

T. Rowe Price’s equity market index funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap stocks (Equity Index 500 Fund), small- and mid-cap stocks (Extended Equity Market Index Fund), or the entire U.S. stock market (Total Equity Market Index Fund). These funds could serve as core holdings in an investor’s portfolio, because they offer attributes that many investors will find appealing.

• They are well diversified, which can reduce the potentially negative impact of a given stock on the entire portfolio. The Equity Index 500 Fund invests in all S&P 500 Index stocks, while the Total Equity Market Index Fund and the Extended Equity Market Index Fund invested in approximately 1,406 and 1,720 stocks, respectively, as of June 30, 2011. (Diversification cannot assure a profit or protect against loss in a declining market.)

• They tend to closely track their benchmarks. The Equity Index 500 Fund uses a full replication strategy so that the weightings of our holdings match those of the S&P 500 Index. The Total Equity Market Index Fund and the Extended Equity Market Index Fund use a sampling strategy to approximate the sector allocations, price/earnings ratio, and other attributes of their benchmarks. We occasionally invest in securities such as futures and exchange-traded funds so that the index funds can accommodate cash flows and remain fully invested.

• They offer instant, broad exposure to different sectors of the stock market, and each fund’s sector allocations are consistent with its benchmark’s sector breakdown. As such, changes in the funds’ sector diversification and other overall characteristics reflect changes in the composition of the indexes, rather than strategic shifts that are typical of an actively managed fund.

• Their expenses are generally low, which enables investors to retain more of their returns.

Equity Index 500 Fund
Your fund returned 5.89% in the six-month period ended June 30, 2011, versus 6.02% for the S&P 500 Index. Fund performance tends to slightly lag that of the benchmark due to operating and management expenses.

Nine of the 10 sectors in the S&P 500 ended the reporting period in positive territory. Health care was the top-performing sector, followed by energy. Utilities, consumer discretionary, industrials and business services, consumer staples, and telecommunication services all outperformed the index, while materials and information technology shares trailed with more modest gains. The financials sector was the only negative performer in the index.

Health care, which composed about 11.7% of the fund, outpaced other sectors as investors gained clarity about the impact of health care reform. Companies benefited from robust corporate earnings and held up well in the weak recovery. Leaders included pharmaceutical companies Johnson & Johnson and Pfizer, whose shares rallied after the company’s chief executive officer announced plans to divest non-core businesses to focus on drug development, leading investors to anticipate benefits from asset sales and spinoffs. UnitedHealth Group was another robust performer as its shares rose on strong earnings backed by growing revenue and increased enrollment. Increased health care utilization under the new health care reform plan and the introduction of new drugs are expected to underpin earnings growth in the sector. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

The energy sector, which accounts for about 12.7% of the fund, largely recovered from last year’s Gulf of Mexico oil spill. It benefited from higher oil prices as antigovernment protests flared across the Middle East and North Africa earlier this year. Stocks pared gains as oil prices retreated in May and June. The oil, gas, and consumable fuels industry was particularly strong, led by ExxonMobil, Chevron, and Marathon Oil.

Utilities, consumer discretionary, industrials and business services, consumer staples, and telecommunication services all exceeded returns of the broad market, finishing the period with gains of about 7% to 9%. Notable contributors among these sectors included cable providers Comcast and Cablevision, diversified industrial manufacturer United Technologies, tobacco company Philip Morris International, and Internet retailer Amazon.com.

Materials and information technology underperformed the broad index but managed to produce small gains. Information technology represented about 17.8% of the fund and was the largest single sector weighting at the end of the period. Major holdings included IBM, Apple, and Qualcomm. The financials sector returned -3.1% in the index. Its large representation in the index and the fund weighed on overall results. Regulatory concerns, ongoing problems in the housing sector, weak loan demand, and persistently low interest rates continue to overshadow the sector.

Standard & Poor’s authorized 10 changes to the composition of the S&P 500 Index during the first half of 2011. Please see the table on page 10 for a complete list of index changes.

Total Equity Market Index Fund
Your fund returned 5.99% for the six-month period ended June 30, 2011, closely tracking the 6.28% return of its benchmark, the S&P Total Market Index. Fund performance often slightly trails that of the benchmark due to operating and management expenses.

The S&P Total Market Index, which represents the entire U.S. stock market, includes all S&P 500 companies. Stocks of the S&P 500 represent over 75% of the S&P Total Market Index’s overall market value. As with the S&P 500, the largest holdings of the S&P Total Market Index have the greatest influence on the fund’s performance. In addition, the weightings of the major sectors are broadly similar between the two benchmarks.

As with the S&P 500 Index, health care was the strongest-performing sector of the S&P Total Market Index during the period. Energy followed suit amid higher oil prices, and utilities gained as investors flocked to relatively defensive sectors. Consumer staples, consumer discretionary, industrials and business services, and telecommunication services posted solid returns. Materials and information technology shares produced modest gains but trailed the index, while financials once again was the sole sector with negative returns.

Extended Equity Market Index Fund
Your fund returned 7.39% for the six-month period ended June 30, 2011, versus 7.45% for the S&P Completion Index. Fund performance tends to differ slightly from that of the benchmark due to the fund’s operating and management expenses.

All 10 sectors in the small- and mid-cap segment of the market posted positive results for the last six months. Consumer staples was by far the best-performing sector, posting an impressive 21.61% return in the index. Health care, energy, and utilities also enjoyed double-digit returns, while the materials and consumer discretionary sectors slightly outperformed the index. Telecommunication services, information technology, and industrials and business services trailed the index due to the weakening economic recovery. Smaller-cap financials also underperformed but eked out a small gain in contrast to their larger-cap peers.

OUTLOOK

Optimism about a strong recovery has diminished since the start of the year, but we expect the U.S. economy will continue to gradually strengthen for the rest of 2011. We believe stock market volatility will be heightened in the coming months as the economy slowly picks up. U.S. companies are in very good financial shape, earnings and balance sheets are solid, and stock valuations appear reasonable—all of which should limit the stock market’s downside risk should the economy fall into another downturn. The relatively weak U.S. dollar, while problematic in the long run, should continue to benefit U.S. exports and make domestic companies more competitive globally.

Having said that, the housing and job markets remain in poor shape, and we don’t anticipate significant improvement in either until 2012. Overseas, the risk of a wider European debt crisis due to a possible Greek default continues to unnerve investors. Despite these near-term risks, we believe that solid fundamentals should provide ample investment opportunities as the economy recovers. Many stocks are trading at attractive levels, even assuming conservative growth and profitability estimates. We will continue to focus on our role of replicating the structure and performance of the S&P indexes to provide you with broad exposure to large-cap stocks, small- and mid-cap equities, and the entire U.S. stock market.

Respectfully submitted,

E. Frederick Bair
Cochairman of the Investment Advisory Committee, Equity Index 500 Fund, Total Equity Market Index Fund, and Extended Equity Market Index Fund

Ken D. Uematsu
Cochairman of the Investment Advisory Committee, Equity Index 500 Fund, Total Equity Market Index Fund, and Extended Equity Market Index Fund

July 22, 2011

The committee chairmen have day-to-day responsibility for managing the portfolios and work with committee members in developing and executing the funds’ investment programs.

RISKS OF INVESTING

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Dow Jones Wilshire 4500 Completion Index: An unmanaged index that tracks the performance of all stocks in the Dow Jones Wilshire 5000 Completion Index, excluding those found in the S&P 500 Index.

Dow Jones Wilshire 5000 Composite Index: An unmanaged index that tracks the performance of the most active stocks in the broad U.S. market.

Price-to-earnings (P/E) ratio: A valuation measure calculated by dividing the price of a stock by its reported earnings per share. The ratio is a measure of how much investors are willing to pay for the company’s earnings.

S&P 500 Index: Tracks the stocks of 500 mostly large U.S. companies.

S&P Completion Index: Tracks the performance of the U.S. stocks not included in the S&P 500, which are primarily small- and mid-capitalization stocks. The index includes approximately 4,000 stocks.

S&P Total Market Index: Tracks the performance of a broad spectrum of small-, mid-, and large-capitalization U.S. stocks. Because the largest stocks in the index carry the most weight, large-capitalization stocks make up a substantial majority of the S&P Total Market Index’s value. The index includes approximately 4,500 stocks.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights For a share outstanding throughout each period

	6 Months Ended 6/30/11‡	Year Ended 12/31/10‡	12/31/09‡	12/31/08‡	12/31/07‡	12/31/06‡
NET ASSET VALUE						
Beginning of period	$ 16.23	$ 12.83	$ 9.47	$ 15.95	$ 16.47	$ 14.47
Investment activities						
Net investment income	0.04	0.13	0.11	0.13	0.21	0.16
Net realized and unrealized gain (loss)	1.16	3.39	3.36	(6.30)	0.44	2.12
Total from investment activities	1.20	3.52	3.47	(6.17)	0.65	2.28
Distributions						
Net investment income	–	(0.12)	(0.11)	(0.12)	(0.20)	(0.16)
Net realized gain	–	–	–	(0.19)	(0.97)	(0.12)
Total distributions	–	(0.12)	(0.11)	(0.31)	(1.17)	(0.28)
NET ASSET VALUE						
End of period	$ 17.43	$ 16.23	$ 12.83	$ 9.47	$ 15.95	$ 16.47

Ratios/Supplemental Data

Total return(1)	7.39%	27.45%	36.69%	(38.50)%	4.07%	15.76%
Ratio of total expenses to average net assets	0.40%(2)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	0.44%(2)	0.90%	1.01%	0.94%	1.19%	1.03%
Portfolio turnover rate	9.5%	14.2%	18.2%	19.6%	37.6%	17.5%
Net assets, end of period (in thousands)	$ 404,570	$ 362,566	$ 317,044	$ 243,542	$ 407,341	$ 345,516

‡ Per share amounts calculated using average shares outstanding method.

(1) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(2) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 95.2%		
CONSUMER DISCRETIONARY 14.1%		
Auto Components 1.3%		
American Axle & Manufacturing Holdings (1)(2)	7,730	88
Amerigon (1)(2)	5,300	92
BorgWarner (1)(2)	14,440	1,166
Cooper Tire (1)	9,100	180
Dana Holding (2)	19,300	353
Drew Industries (1)	3,200	79
Exide Technologies (1)(2)	11,200	86
Fuel Systems Solutions (2)	2,800	70
Gentex (1)	19,260	582
Lear	13,700	733
Modine Manufacturing (2)	5,700	88
Shiloh Industries (1)	6,700	72
Spartan Motors (1)	9,600	52
Standard Motor Products (1)	3,750	57
Stoneridge (2)	4,100	60
Tenneco (1)(2)	8,950	394
TRW (2)	11,610	685
Visteon (2)	6,600	452
		5,289
Automobiles 0.7%		
General Motors (1)(2)	80,200	2,435
Thor Industries (1)	7,100	205
Winnebago (1)(2)	4,320	41
		2,681
Distributors 0.2%		
Audiovox, Class A (1)(2)	3,864	29
LKQ Corporation (2)	20,200	527
Pool (1)	6,177	184
Weyco Group (1)	2,600	64
		804

Diversified Consumer Services 0.9%

American Public Education (1)(2)	3,140	140
Ascent Capital Group, Class A (1)(2)	1,793	95
Capella Education (2)	2,100	88
Career Education (1)(2)	4,991	106
Carriage Services	13,600	77
Coinstar (1)(2)	4,150	226
Corinthian Colleges (1)(2)	13,967	59
Hillenbrand (1)	9,250	219
ITT Educational Services (1)(2)	3,740	293
K12 (1)(2)	4,500	149
Learning Tree International (1)	3,650	32
Matthews International, Class A (1)	4,700	189
Prepaid Legal Services (2)	1,800	120
Regis (1)	9,000	138
Service Corporation International	27,331	319
Sotheby's	9,013	392
Stewart Enterprises, Class A (1)	24,360	178
Strayer Education (1)	2,150	272
Universal Technical Institute (1)	3,800	75
Weight Watchers (1)	4,100	309
		3,476

Hotels, Restaurants & Leisure 2.6%

Ameristar Casinos (1)	2,100	50
Bally Technologies (1)(2)	7,750	315
Biglari Holdings (2)	309	121
BJ's Restaurants (1)(2)	6,033	316
Bluegreen (1)(2)	6,300	18
Bob Evans Farms (1)	4,000	140
Boyd Gaming (1)(2)	10,969	95
Brinker (1)	11,879	291
Buffalo Wild Wings (1)(2)	2,600	172
California Pizza Kitchen (1)(2)	5,350	99

CEC Entertainment	2,692	108
Choice Hotels International (1)	8,600	287
Churchill Downs (1)	2,100	95
Cracker Barrel Old Country Store (1)	2,900	143
DineEquity (1)(2)	2,600	136
Domino's Pizza (2)	6,064	153
Dover Motorsports (2)	12,163	23
Famous Dave's of America (2)	1,400	14
Frisch's Restaurants (1)	3,100	72
Gaming Partners International	9,300	66
Gaylord Entertainment (1)(2)	7,800	234
Hyatt Hotels, Class A (1)(2)	10,400	425
International Speedway, Class A	2,675	76
Jack In the Box (1)(2)	6,200	141
Krispy Kreme, Warrant, 3/2/12 (2)	73	—
Las Vegas Sands (2)	45,700	1,929
Life Time Fitness (1)(2)	5,100	204
MGM Resorts International (2)	40,097	530
MTR Gaming Group (2)	3,600	11
Multimedia Games Holding Company (2)	4,800	22
O'Charley's (1)(2)	9,800	72
Orient-Express (1)(2)	20,100	216
Panera Bread, Class A (1)(2)	4,400	553
Papa John's International (2)	2,620	87
Peet's Coffee & Tea (1)(2)	3,300	190
Penn National Gaming (2)	8,500	343
PF Chang's China Bistro (1)	2,940	118
Pinnacle Entertainment (1)(2)	11,400	170
Red Robin Gourmet Burgers (2)	3,850	140
Royal Caribbean Cruises (1)(2)	17,721	667
Ruby Tuesday (2)	12,600	136
Scientific Games, Class A (1)(2)	14,230	147
Shuffle Master (1)(2)	11,800	110
Six Flags Entertainment (1)	6,200	232

Sonic (1)(2)	10,650	113
Speedway Motorsports (1)	1,820	26
Texas Roadhouse (1)	8,900	156
The Cheesecake Factory (1)(2)	8,840	277
Vail Resorts (1)	4,100	190
Wendy's (1)	46,240	234
WMS Industries (1)(2)	6,995	215
		10,678

Household Durables 1.2%

American Greetings, Class A (1)	5,350	129
Beazer Homes USA (1)(2)	18,670	63
Blyth	937	47
CSS Industries (1)	1,900	40
Ethan Allen Interiors (1)	5,400	115
Furniture Brands International (1)(2)	11,530	48
Helen of Troy Limited (2)	5,800	200
Hovnanian Enterprises (1)(2)	38,030	92
iRobot (1)(2)	4,600	162
Jarden (1)	13,913	480
KB Home (1)	12,400	121
Kid Brands (1)(2)	4,900	25
La-Z-Boy (1)(2)	8,650	85
M/I Homes (1)(2)	5,070	62
MDC Holdings (1)	3,991	98
Meritage (1)(2)	4,200	95
Mohawk Industries (1)(2)	8,054	483
NVR (2)	733	532
Ryland Group (1)	6,446	107
Sealy (1)(2)	8,100	21
Standard Pacific (1)(2)	11,400	38
Stanley Furniture (1)(2)	1,200	5
Tempur-Pedic (1)(2)	9,550	648
Toll Brothers (1)(2)	16,420	341

Tupperware Brands (1)	8,220	554
Universal Electronics (1)(2)	2,500	63
		4,654

Internet & Catalog Retail 0.2%

1-800-Flowers.com (1)(2)	7,868	24
Blue Nile (1)(2)	2,400	106
Hollywood Media (1)(2)	13,024	19
HSN (2)	4,000	132
Nutri/System (1)	5,100	72
Orbitz Worldwide (1)(2)	17,300	43
Overstock.com (1)(2)	4,700	71
Shutterfly (1)(2)	5,500	316
ValueVision Media (1)(2)	4,520	35
		818

Leisure Equipment & Products 0.4%

Arctic Cat (2)	3,195	43
Brunswick (1)	14,300	292
Callaway Golf (1)	8,650	54
Eastman Kodak (1)(2)	45,100	161
Johnson Outdoors, Class A (1)(2)	4,800	82
Marine Products (1)(2)	7,100	48
Nautilus Group (1)(2)	18,337	36
Polaris Industries	5,170	575
Steinway Musical Instruments (1)(2)	1,000	26
Sturm Ruger & Company (1)	5,600	123
		1,440

Media 1.9%

A.H. Belo, Class A	8,076	60
Arbitron	4,620	191
Beasley Broadcast Group, Class A (1)(2)	6,100	25
Belo, Class A (1)(2)	10,980	83
Charter Communications, Class A (2)	15,100	819

Clear Channel Outdoor, Class A (2)	12,400	157
Cumulus Media, Class A (1)(2)	14,505	51
Discovery Communications, Class C (2)	4,395	161
DISH Network (2)	27,320	838
DreamWorks Animation, Class A (1)(2)	7,800	157
Entercom Communications (1)(2)	3,450	30
Entravision Communications, Class A (1)(2)	11,744	22
Harte-Hanks	6,050	49
John Wiley & Sons (1)	5,270	274
Journal Communications, Class A (2)	6,900	36
Knology (1)(2)	5,200	77
Lamar Advertising (1)(2)	8,992	246
Lee Enterprises (1)(2)	40,650	36
Liberty Global (2)	32,734	1,474
Liberty Global, Series C (2)	1,700	73
LIN TV, Class A (1)(2)	8,740	43
Live Nation Entertainment (1)(2)	16,800	193
LodgeNet Interactive (1)(2)	13,200	40
Madison Square Garden (1)(2)	10,464	288
Martha Stewart Living, Class A (1)(2)	15,519	67
McClatchy (1)(2)	11,600	33
Media General, Class A (1)(2)	2,450	9
Morningstar	2,500	152
National Cinemedia (1)	8,900	150
New York Times, Class A (1)(2)	12,900	112
Nexstar Broadcasting (2)	1,400	11
Regal Entertainment Group, Class A (1)	9,690	120
Rentrak (1)(2)	4,600	82
Salem Communications, Class A (1)	9,450	34
Scholastic (1)	2,320	62
Sinclair Broadcasting, Class A (1)	8,610	94
Sirius XM Radio (1)(2)	542,100	1,187
Valassis Communications (1)(2)	9,100	276

World Wrestling Entertainment (1)	4,500	43
		7,855
Multiline Retail 0.5%		
99 Cents Only Stores (1)(2)	4,465	90
Bon-Ton Stores (1)	4,300	42
Dillards, Class A (1)	4,000	209
Dollar General (2)	9,300	315
Dollar Tree (2)	16,755	1,116
Fred's (1)	5,915	85
Saks (1)(2)	22,175	248
Tuesday Morning (1)(2)	9,700	45
		2,150
Specialty Retail 2.9%		
Aaron's	11,835	334
Advance Auto Parts (1)	10,985	643
Aeropostale (1)(2)	13,060	229
American Eagle Outfitters (1)	24,580	313
ANN (1)(2)	8,475	221
Asbury Automotive Group (1)(2)	4,140	77
Ascena Retail Group (1)(2)	9,217	314
Barnes & Noble	6,884	114
Big 5 Sporting Goods (1)	7,300	57
Brown Shoe	7,430	79
Buckle (1)	3,762	161
Build-A-Bear Workshop (1)(2)	4,800	31
Cabela's, Class A (1)(2)	5,741	156
Cato, Class A	5,850	168
Charming Shoppes (1)(2)	19,520	81
Chico's (1)	25,400	387
Christopher & Banks (1)	4,592	26
Coldwater Creek (1)(2)	9,164	13
Collective Brands (1)(2)	9,715	143

Cost Plus (1)(2)	3,000	30
Dick's Sporting Goods (1)(2)	11,900	458
DSW, Class A (1)(2)	2,300	116
Foot Locker	21,717	516
Genesco (1)(2)	5,200	271
Group One Automotive (1)	4,000	165
Guess (1)	9,420	396
Haverty Furniture (1)	2,250	26
Hibbett Sports (1)(2)	2,718	111
Hot Topic (1)	7,600	57
Jos. A. Bank Clothiers (1)(2)	4,105	205
Lithia Motors, Class A	4,100	81
Lumber Liquidators (1)(2)	3,700	94
MarineMax (1)(2)	11,660	102
Men's Wearhouse (1)	6,750	227
Midas (1)(2)	4,500	28
Monro Muffler Brake (1)	4,800	179
New York & Company (2)	6,900	34
Office Depot (1)(2)	50,500	213
OfficeMax (2)	9,500	75
Pacific Sunwear (1)(2)	8,125	21
Penske Auto (1)	6,316	144
Pep Boys (1)	9,570	105
Perfumania Holdings (2)	7,600	116
PetSmart (1)	13,920	632
Pier 1 Imports (1)(2)	22,900	265
Rent-A-Center	8,700	266
Sally Beauty Supply (1)(2)	14,500	248
Select Comfort (1)(2)	8,600	155
Signet Jewelers (1)(2)	12,200	571
Sonic Automotive (1)	6,120	90
Stage Stores (1)	7,570	127
Stein Mart	6,330	61
Syms (1)(2)	1,700	18

Talbots (1)(2)	13,650	46
The Children's Place (1)(2)	3,750	167
The Finish Line, Class A	7,153	153
TSC	10,320	690
Ulta Salon Cosmetics & Fragrance (1)(2)	5,700	368
West Marine (1)(2)	6,200	64
Wet Seal, Class A (1)(2)	12,275	55
Williams-Sonoma (1)	14,500	529
Zumiez (1)(2)	3,300	82
		11,904

Textiles, Apparel & Luxury Goods 1.3%

Carters (1)(2)	7,500	231
Charles & Colvard (2)	7,768	21
Cherokee	2,600	45
Columbia Sportswear (1)	2,181	138
Crocs (1)(2)	15,200	392
Deckers Outdoor (1)(2)	6,000	529
Fossil (2)	6,237	734
Hanesbrands (2)	12,200	348
Iconix Brand Group (1)(2)	10,849	263
K-Swiss, Class A (1)(2)	3,100	33
Kenneth Cole Productions (2)	2,350	29
Lakeland Industries (1)(2)	6,780	59
Liz Claiborne (1)(2)	11,000	59
Movado Group	800	14
Oxford Industries (1)	3,470	117
Phillips-Van Heusen	8,400	550
Quiksilver (1)(2)	22,200	104
Skechers U.S.A., Class A (1)(2)	4,400	64
Tandy Brands (1)(2)	7,700	15
The Jones Group	14,200	154
Timberland, Class A (1)(2)	6,500	279
Under Armour (1)(2)	5,200	402

Unifi (1)(2)	2,066	29
Warnaco Group (1)(2)	6,300	329
Wolverine World Wide (1)	6,650	278
		5,216
Total Consumer Discretionary		56,965

CONSUMER STAPLES 3.4%

Beverages 0.3%

Central European Distribution (1)(2)	9,900	111
Coca-Cola Bottling (1)	750	51
Hansen Natural (1)(2)	10,000	810
MGP Ingredients (1)	8,500	74
National Beverage (1)	8,148	119
Willamette Valley Vineyards (2)	10,730	33
		1,198

Food & Staples Retailing 0.5%

Andersons (1)	4,700	199
Arden Group, Class A (1)	800	74
BJ's Wholesale Club (2)	7,600	383
Casey's General Stores (1)	6,800	299
Nash Finch (1)	500	18
PriceSmart (1)	3,700	190
Rite Aid (1)(2)	85,650	114
Ruddick (1)	5,800	252
Spartan Stores (1)	3,300	64
The Pantry (2)	4,700	88
United Natural Foods (1)(2)	6,200	265
		1,946

Food Products 1.7%

Alico	1,600	41
Bunge Limited (1)	19,402	1,338

Chiquita (1)(2)	6,619	86
Corn Products International	10,000	553
Darling International (2)	15,500	274
Diamond Foods (1)	4,300	328
Dole Food (1)(2)	6,000	81
Farmer Bros. (1)	3,100	31
Flowers Foods (1)	13,890	306
Fresh Del Monte Produce (1)	4,700	125
Green Mountain Coffee (1)(2)	15,300	1,366
Hain Celestial Group (2)	5,500	184
J & J Snack Foods (1)	2,240	112
Lancaster Colony (1)	2,500	152
Lifeway Foods (1)(2)	5,300	59
Ralcorp Holdings (2)	6,470	560
Rocky Mountain Chocolate Factory	13,362	132
Sanderson Farms (1)	2,040	98
Smithfield Foods (2)	22,589	494
Snyders-Lance (1)	5,610	121
Tootsie Roll Industries	4,815	141
Treehouse Foods (2)	4,443	243
		6,825

Household Products 0.4%

Central Garden & Pet, Class A (1)(2)	16,700	170
Church & Dwight (1)	20,650	837
Energizer (2)	9,150	662
WD-40 (1)	3,650	142
		1,811

Personal Products 0.4%

Elizabeth Arden (1)(2)	3,050	88
Herbalife	17,200	991
Inter Parfums	3,900	90
Mannatech (1)(2)	13,200	13

Medifast (1)(2)	4,000	95
Nu Skin Enterprises, Class A (1)	7,800	293
		1,570

Tobacco 0.1%

Alliance One International (1)(2)	13,934	45
Star Scientific (1)(2)	27,100	122
Universal (1)	3,040	114
Vector Group (1)	6,729	120
		401
Total Consumer Staples		13,751

ENERGY 6.8%

Energy Equipment & Services 2.3%

Atwood Oceanics (2)	7,700	340
Basic Energy Services (1)(2)	6,800	214
Bristow Group (1)	4,480	228
Cal Dive International (1)(2)	12,625	75
CARBO Ceramics (1)	3,075	501
Complete Production Services (2)	10,100	337
Core Laboratories	5,400	602
Dawson Geophysical (2)	1,900	65
Dresser-Rand Group (1)(2)	11,100	597
Dril-Quip (1)(2)	4,300	292
Englobal (2)	10,500	32
Exterran Holdings (1)(2)	10,547	209
Global Industries (1)(2)	17,870	98
Gulf Island Fabrication	3,800	123
Gulfmark Offshore (1)(2)	4,500	199
Helix Energy Solutions Group (2)	14,807	245
Hercules Offshore (2)	29,031	160
ION Geophysical (1)(2)	20,500	194
Key Energy Services (1)(2)	19,100	344

Lufkin	4,000	344
Matrix Service (2)	4,700	63
Newpark Resources (1)(2)	17,200	156
Oceaneering International	18,000	729
Oil States International (1)(2)	6,630	530
OYO Geospace (1)(2)	1,300	130
Parker Drilling (1)(2)	18,800	110
Patterson-UTI Energy	18,637	589
Pioneer Drilling (1)(2)	8,700	133
RPC (1)	4,750	116
Seacor Holdings (1)	2,350	235
Superior Energy (2)	5,250	195
TETRA Technologies (2)	12,174	155
Tidewater (1)	5,074	273
Union Drilling (1)(2)	11,000	113
Unit (2)	6,700	408
		9,134

Oil, Gas & Consumable Fuels 4.5%

Adams Resources & Energy	2,300	59
Alon USA Energy (1)	4,800	54
Approach Resources (1)(2)	7,500	170
Arch Coal	22,997	613
ATP Oil & Gas (1)(2)	8,077	124
Berry Petroleum, Class A (1)	6,580	350
Bill Barrett (1)(2)	5,832	270
BPZ Resources (1)(2)	21,100	69
Brigham Exploration (1)(2)	15,900	476
Callon Petroleum (2)	12,550	88
Carrizo Oil & Gas (1)(2)	6,300	263
Cimarex Energy (1)	12,438	1,118
Clean Energy Fuels (1)(2)	6,900	91
Cloud Peak Energy (1)(2)	10,600	226
Cobalt International Energy (1)(2)	16,700	228

Comstock Resources (1)(2)	6,940	200
Concho Resources (2)	14,300	1,313
Contango Oil & Gas (1)(2)	4,260	249
Continental Resources (1)(2)	6,800	441
Energen	8,920	504
Energy XXI Bermuda (1)(2)	13,800	458
Exco Resources (1)	24,400	431
Fieldpoint Petroleum (2)	12,600	34
Forest Oil (2)	15,789	422
Frontier Oil (1)	16,100	520
General Maritime (1)	17,356	23
GeoResources (1)(2)	5,050	114
GMX Resources (1)(2)	22,200	99
Goodrich Petroleum (1)(2)	3,000	55
Harvest Natural Resource (1)(2)	9,716	107
HKN (2)	12,479	28
HollyFrontier (1)	6,700	465
Kinder Morgan Holdco (1)	13,000	374
McMoRan Exploration (1)(2)	14,500	268
Northern Oil & Gas (1)(2)	7,900	175
Oasis Petroleum (1)(2)	6,000	178
Patriot Coal (1)(2)	4,300	96
Penn Virginia (1)	7,340	97
Petrohawk Energy (2)	28,457	702
Petroleum Development (1)(2)	4,200	126
PetroQuest Energy (1)(2)	14,700	103
Plains Exploration & Production (2)	18,019	687
Quicksilver Resources (1)(2)	19,100	282
Rex Energy (1)(2)	6,000	62
Rex Stores Resources (1)(2)	3,350	56
Rosetta Resources (2)	7,800	402
SandRidge Energy (1)(2)	34,007	363
Semgroup (2)	8,900	228
SM Energy (1)	7,600	558

Southern Union (1)	15,702	630
Stone Energy (2)	9,512	289
Swift Energy (2)	6,250	233
Ultra Petroleum (1)(2)	22,160	1,015
USEC (1)(2)	20,150	67
W&T Offshore (1)	7,100	185
Warren Resources (1)(2)	15,200	58
Western Refining (1)(2)	10,400	188
Westmoreland Coal (1)(2)	3,800	67
Whiting Petroleum (2)	15,600	888
World Fuel Services	9,200	331
		18,370
Total Energy		27,504

FINANCIALS 17.7%

Capital Markets 1.9%

Affiliated Managers Group (1)(2)	7,400	751
Apollo Investment (1)	27,500	281
Ares Capital (1)	29,266	470
BGC Partners (1)	17,000	131
Calamos, Class A (1)	6,400	93
CIFC Deerfield, REIT (1)(2)	5,200	36
Eaton Vance (1)	18,066	546
Edelman Financial Group (1)	13,800	109
GFI Group (1)	16,100	74
Greenhill (1)	3,900	210
ICG Group (1)(2)	7,700	94
INTL FCStone (1)(2)	5,581	135
Investment Technology Group (2)	9,600	135
Jefferies Group (1)	18,400	375
KBW (1)	6,300	118
Knight Capital Group (1)(2)	13,350	147
Lazard, Partnership	19,300	716

MCG Capital (1)	11,700	71
MF Global Holdings (1)(2)	28,400	220
optionsXpress Holdings	11,500	192
Piper Jaffray (1)(2)	2,450	70
Raymond James Financial (1)	14,575	468
SEI Investments (1)	18,556	418
Stifel Financial (1)(2)	8,536	306
SWS Group (1)	9,299	56
TD Ameritrade Holding (1)	38,068	743
Teton Advisors (1)(2)	40	1
Virtus Investment Partners (2)	1,734	105
Waddell & Reed Financial, Class A	14,140	514
		7,585

Commercial Banks 3.9%

1st Source	2,866	59
Ameriana Bancorp (1)	4,460	22
Arrow Financial (1)	3,405	83
Associated Banc Corp (1)	21,775	303
Banc First (1)	1,700	66
Bancorp (1)(2)	3,600	38
Bancorp South (1)	9,975	124
Bank of Hawaii (1)	6,266	291
Bank of the Ozarks (1)	2,900	151
Banner	2,173	38
BOK Financial (1)	3,237	177
Boston Private Financial (1)	17,099	113
Camden National (1)	1,600	53
Capital City Bank (1)	4,562	47
CapitalSource, REIT	18,900	122
Cathay Bancorp (1)	11,756	193
Center Bancorp (1)	8,383	88
Century Bancorp, Class A (1)	2,600	69
Chemical Financial (1)	4,861	91

CIT Group (1)(2)	26,400	1,168
Citizens & Northern (1)	2,222	33
City Holding Company (1)	4,050	134
City National (1)	6,750	366
Cobiz Financial (1)	6,637	43
Columbia Banking System (1)	9,550	164
Commerce Bancshares (1)	10,590	455
Community Bank System (1)	4,320	107
Community Trust Bancorp (1)	2,075	58
Cullen/Frost Bankers (1)	6,750	384
CVB Financial (1)	13,106	121
East West Bancorp	29,100	588
Farmers Capital Bank (2)	7,497	39
First Bancorp North Carolina (1)	3,875	40
First Busey (1)	7,575	40
First Citizens BancShares	770	144
First Commonwealth Financial (1)	16,300	94
First Community (1)	2,500	35
First Financial	1,950	64
First Financial Bancorp (1)	10,272	171
First Financial Bankshares (1)	4,494	155
First Merchants (1)	9,783	87
First Midwest Bancorp (1)	10,793	133
First United (1)	4,211	21
FirstMerit (1)	17,384	287
FNB (1)	16,135	167
Fulton Financial (1)	26,902	288
German American Bancorp (1)	4,489	74
Glacier Bancorp (1)	15,812	213
Hancock Holding (1)	10,635	329
Home Bancshares (1)	3,919	93
Iberiabank (1)	4,526	261
Independent Bank (2)	12,183	25
Independent Bank (1)	3,050	80

International Bancshares	7,802	131
Macatawa Bank (1)(2)	29,900	83
MB Financial (1)	7,667	148
Merchants Bancshares (1)	600	15
Nara Bancorp (1)(2)	5,800	47
National Penn Bancshares (1)	22,635	180
NBT Bancorp (1)	4,380	97
NewBridge Bancorp (2)	12,100	55
Northrim Bank	2,825	54
Old National Bancorp	10,424	113
Oriental Financial Group (1)	9,768	126
PacWest Bancorp (1)	6,650	137
Park National (1)	2,040	134
Peapack-Gladstone Fnancial (1)	6,957	82
Peoples Bancorp (1)	2,950	33
Popular (2)	146,310	404
Preferred Bank (1)(2)	5,395	39
Premier Financial Bancorp (2)	7,264	52
PrivateBancorp (1)	14,160	195
Prosperity Bancshares (1)	6,660	292
Renasant (1)	4,252	62
Republic Bancorp, Class A	2,066	41
S Y Bancorp (1)	4,321	100
S&T Bancorp (1)	8,200	152
Sandy Spring Bancorp (1)	3,630	65
Seacoast Banking, Class A (1)(2)	6,450	10
Signature Bank (1)(2)	7,100	406
Southside Bancshares (1)	4,728	94
Southwest Bancorp of Oklahoma (1)(2)	5,000	49
State Bancorp (1)	9,850	131
Sterling Bancorp (1)	7,485	71
Sterling Bancshares	13,725	112
Sterling Financial (2)	5,000	80
Suffolk Bancorp	5,950	83

Sun Bancorp (1)(2)	11,564	42
Susquehanna Bancshares (1)	17,100	137
SVB Financial Group (1)(2)	6,550	391
Synovus Financial (1)	107,100	223
TCF Financial (1)	18,000	248
Tompkins Financial (1)	1,517	60
Trico Bancshares (1)	2,000	29
Trustmark (1)	7,300	171
UMB Financial (1)	4,312	181
Umpqua Bank (1)	15,420	178
Union First Market Bankshares	3,029	37
United Bankshares	4,700	115
United Community Banks (1)(2)	2,496	26
Univest	3,100	48
Valley National Bancorp (1)	21,307	290
Washington Trust Bancorp (1)	3,300	76
Webster Financial (1)	11,210	236
WesBanco (1)	2,875	57
West Bancorporation (1)	13,100	115
West Coast Bancorp (1)(2)	6,493	109
WestAmerica Bank (1)	3,746	184
Western Alliance Bancorp (1)(2)	21,400	152
Wintrust Financial	4,250	137
		15,704

Consumer Finance 0.3%

Advance America Cash Advance Centers	17,722	122
Cash American International (1)	3,760	217
CompuCredit Holdings (2)	10,182	24
Dollar Financial (2)	7,800	169
EZCORP, Class A (1)(2)	8,000	285
First Cash (1)(2)	4,100	172
Nelnet, Class A (1)	3,922	86

World Acceptance (1)(2)	2,800	184
		1,259
Diversified Financial Services 0.4%		
Asset Acceptance Capital (2)	4,700	19
Asta Funding	4,800	40
Encore Capital (2)	4,200	129
Interactive Brokers, Class A	8,600	135
MarketAxess Holdings	7,900	198
MSCI, Class A (1)(2)	18,536	698
Newstar Financial (1)(2)	10,800	115
PHH (1)(2)	6,979	143
PICO Holdings (1)(2)	3,000	87
Portfolio Recovery Associates (2)	2,450	208
		1,772
Insurance 3.5%		
Alleghany	618	206
Allied World Assurance Holdings (1)	6,300	363
Alterra Capital Holdings (1)	17,300	386
American Equity Investment Life (1)	10,900	139
American Financial Group	11,210	400
AmTrust Financial Services (1)	6,700	153
Arthur J. Gallagher	12,760	364
Aspen Insurance Holdings (1)	11,000	283
Assured Guaranty	16,900	276
Baldwin & Lyons, Class B (1)	3,275	76
Brown & Brown	13,206	339
Citizens (1)(2)	15,033	102
CNA Financial	4,400	128
CNO Financial Group (1)(2)	36,500	289
Crawford, Class B (1)	13,650	96
Delphi Financial, Class A	7,779	227
E-Health (1)(2)	5,200	69

EMC Insurance Group (1)	1,903	36
Employers Holdings	6,800	114
Endurance Specialty Holdings	6,700	277
Erie Indemnity, Class A	3,800	269
Everest Reinsurance Holdings	7,300	597
FBL Financial, Class A (1)	3,142	101
Fidelity National Financial (1)	30,159	475
First American Financial (1)	15,730	246
FPIC Insurance Group (2)	2,100	87
Hanover Insurance Group	4,120	155
Harleysville Group (1)	3,610	112
HCC Insurance Holdings	12,030	379
Hilltop Holdings (2)	8,899	79
Horace Mann Educators	9,210	144
Infinity Property & Casualty	3,200	175
Kansas City Life Insurance (1)	1,280	40
Markel (1)(2)	1,243	493
MBIA (1)(2)	32,700	284
Meadowbrook Insurance Group	11,482	114
Mercury General	4,793	189
National Financial Partners (1)(2)	9,962	115
National Interstate (1)	3,800	87
National Western Life (1)	460	73
Navigators Group (2)	2,150	101
Old Republic International (1)	36,993	435
OneBeacon Insurance Group, Class A (1)	7,000	94
Phoenix Companies (1)(2)	18,699	46
Platinum Underwriters Holdings	6,100	203
Presidential Life (1)	3,500	37
ProAssurance (1)(2)	3,170	222
Protective Life	13,300	308
Reinsurance Group of America	11,020	671
RenaissanceRe Holdings (1)	6,100	427
RLI (1)	1,100	68

Safety Insurance Group (1)	3,615	152
SeaBright Holdings (1)	8,500	84
Selective Insurance	7,400	120
StanCorp Financial Group (1)	7,500	316
State Auto Financial (1)	1,070	19
Stewart Information Services	5,080	51
Tower Group (1)	7,900	188
Transatlantic Holdings	6,300	309
United Fire & Casualty	3,600	62
Unitrin	6,550	194
Validus Holdings	15,900	492
W. R. Berkley (1)	12,872	418
White Mountains Insurance Group	1,067	448
		14,002

Real Estate Investment Trusts (REITs) 6.3%

Acadia Realty Trust, REIT (1)	7,250	147
Agree Realty, REIT (1)	3,700	83
Alexanders, REIT (1)	400	159
Alexandria Real Estate, REIT	7,220	559
American Campus Communities, REIT	10,626	377
Ashford Hospitality Trust, REIT (1)	14,900	186
BioMed Realty Trust, REIT (1)	15,900	306
Brandywine Realty Trust, REIT (1)	19,443	225
BRE Properties, Class A, REIT (1)	9,250	461
Camden Property Trust, REIT (1)	7,800	496
CBL & Associates Properties, REIT (1)	21,700	393
Colonial Properties Trust, REIT	10,541	215
CommonWealth REIT (1)	7,675	198
Corporate Office Properties Trust, REIT (1)	7,800	243
Cousins Properties, REIT (1)	18,956	162
DCT Industrial Trust, REIT (1)	31,200	163
Developers Diversified Realty, REIT	31,100	439
DiamondRock Hospitality, REIT (1)	22,251	239

Digital Realty Trust, REIT (1)	13,200	816
Douglas Emmett, REIT (1)	16,900	336
Duke Realty, REIT (1)	37,661	528
DuPont Fabros Technology, REIT (1)	10,100	255
EastGroup Properties, REIT (1)	3,550	151
Entertainment Properties, REIT (1)	6,280	293
Equity Lifestyle Properties, REIT	3,770	235
Equity One, REIT (1)	3,576	67
Essex Property Trust, REIT (1)	3,450	467
Extra Space Storage, REIT	13,800	294
Federal Realty Investment Trust, REIT (1)	8,190	698
First Industrial Realty, REIT (2)	14,900	171
Franklin Street Properties, REIT (1)	13,700	177
General Growth Properties, REIT	93,000	1,552
Getty Realty, REIT (1)	2,760	70
Glimcher Realty Trust, REIT	15,360	146
Gramercy Capital Corp/New York, REIT (1)(2)	19,901	60
Healthcare Realty Trust, REIT (1)	7,280	150
Hersha Hospitality Trust, Class A, REIT	38,100	212
Highwoods Properties, REIT (1)	9,213	305
Home Properties of New York, REIT (1)	4,290	261
Hospitality Properties Trust, REIT	17,050	413
Inland Real Estate, REIT (1)	11,200	99
Investors Real Estate Trust, REIT (1)	16,650	144
Kilroy Realty, REIT (1)	5,920	234
Kite Realty Group Trust, REIT	21,700	108
LaSalle Hotel Properties, REIT (1)	11,200	295
Lexington Realty Trust, REIT (1)	30,329	277
Liberty Property Trust, REIT (1)	14,233	464
LTC Properties, REIT (1)	7,950	221
Macerich Company, REIT (1)	17,205	920
Mack-Cali Realty, REIT (1)	10,734	354
MHI Hospitality, REIT (2)	14,300	41
Mid-America Apartment Communities, REIT	3,630	245

Mission West Properties, REIT (1)	14,640	129
Monmouth Real Estate Investment Trust, Class A, REIT	7,300	62
MPG Office Trust, REIT (2)	20,080	57
National Health Investors, REIT (1)	4,020	179
National Retail Properties, REIT	11,630	285
Nationwide Health Properties, REIT (1)	16,460	682
Omega Healthcare Investors, REIT (1)	15,950	335
Parkway Properties, REIT (1)	3,500	60
Pennsylvania REIT	10,931	172
Piedmont Office Realty Trust, REIT (1)	18,100	369
Pittsburgh & West Virginia Railroad, REIT (1)	9,638	116
PMC Commercial Trust, REIT	3,088	25
Post Properties, REIT	7,500	306
Potlatch, REIT (1)	5,232	185
PS Business Parks, REIT	3,100	171
Ramco-Gershenson Properties, REIT (1)	6,100	76
Rayonier, REIT (1)	9,234	603
Realty Income, REIT (1)	18,100	606
Regency Centers, REIT	11,886	523
Sabra Healthcare REIT (1)	8,700	145
Saul Centers, REIT (1)	2,750	108
Senior Housing Properties, REIT	19,014	445
SL Green Realty, REIT	11,381	943
Sovran Self Storage, REIT	4,400	180
Strategic Hotels & Resorts, REIT (1)(2)	23,500	166
Sun Communities, REIT (1)	5,350	200
Sunstone Hotel Investors, REIT (1)(2)	14,094	131
Tanger Factory Outlet Centers, REIT (1)	11,480	307
Taubman Centers, REIT (1)	7,500	444
U Store It, REIT	13,800	145
UDR, REIT (1)	22,381	549
Universal Health Realty Income Trust, REIT (1)	4,150	166
Urstadt Biddle Properties, Class A, REIT (1)	3,100	56
Washington Real Estate Investment Trust, REIT (1)	8,800	286

Weingarten Realty Investors, REIT (1)	15,340	386
		25,708

Real Estate Management & Development 0.4%

Avatar Holdings (1)(2)	1,800	27
Forest City Enterprises, Class A (2)	19,530	365
Forestar Group (1)(2)	5,000	82
Howard Hughes (2)	2,900	188
Jones Lang LaSalle	5,810	548
Maui Land & Pineapple (2)	4,961	25
St. Joe (1)(2)	13,370	279
Tejon Ranch (1)(2)	2,970	101
Thomas Properties (2)	4,900	16
		1,631

Thrifts & Mortgage Finance 1.0%

Abington Bancorp (1)	3,900	41
Astoria Financial (1)	11,221	144
Bank Mutual (1)	9,961	37
Brookline Bancorp (1)	9,929	92
Camco Financial (2)	4,900	9
Capitol Federal Financial	10,244	120
Clifton Savings Bancorp (1)	9,400	104
Dime Community Bancshares (1)	9,200	134
Federal Agricultural Mortgage (1)	3,800	84
First Federal Bancshares of Arkansas (1)(2)	8,960	58
First Financial Holdings (1)	7,250	65
First Niagara Financial (1)	39,963	527
Flushing Financial	6,725	87
Indiana Community Bancorp	1,700	30
Kearny Financial (1)	11,600	106
MGIC Investment (2)	30,300	180
NASB Financial (1)(2)	2,356	25
New Hampshire Thrift	2,980	40

New York Community Bancorp (1)	52,537	788
Northwest Bancshares (1)	20,579	259
OceanFirst Financial (1)	7,350	95
Ocwen Financial (2)	8,730	111
Provident Financial Services (1)	9,118	131
Provident New York Bancorp (1)	7,302	61
Radian (1)	21,758	92
Riverview Bancorp (1)(2)	13,600	41
TFS Financial (2)	14,100	136
Trustco Bank	8,450	41
Washington Federal	14,368	236
WSFS Financial	1,950	77
		3,951
Total Financials		71,612

HEALTH CARE 11.3%

Biotechnology 3.2%

Acorda Therapeutics (2)	7,200	233
Alexion Pharmaceuticals (2)	26,400	1,242
Alkermes (2)	17,000	316
Alnylam Pharmaceuticals (1)(2)	6,300	59
AMAG Pharmaceuticals (1)(2)	3,300	62
Amylin Pharmaceuticals (1)(2)	19,200	256
ARCA Biopharma (2)	17,965	29
Arena Pharmaceuticals (1)(2)	77,900	106
Ariad Pharmaceuticals (1)(2)	17,500	198
ArQule (1)(2)	14,800	92
Array BioPharma (1)(2)	42,400	95
AVI BioPharma (1)(2)	54,100	77
BioCryst Pharmaceuticals (1)(2)	14,100	54
BioMarin Pharmaceutical (1)(2)	16,090	438
Cepheid (1)(2)	10,900	378
Clinical Data (2)	2,691	2

Codexis (1)(2)	12,000	116
Cubist Pharmaceuticals (1)(2)	8,800	317
Cytokinetics (1)(2)	28,200	35
Dendreon (1)(2)	19,460	767
Dyax (1)(2)	55,500	110
Dynavax Technologies (1)(2)	25,300	70
Exelixis (1)(2)	16,090	144
Geron (1)(2)	19,950	80
Halozyme Therapeutics (1)(2)	12,100	84
Human Genome Sciences (1)(2)	26,300	645
Idenix Pharmaceuticals (1)(2)	40,300	201
Incyte (1)(2)	21,860	414
InterMune (2)	9,300	333
Ironwood Pharmaceuticals (1)(2)	9,600	151
Isis Pharmaceuticals (1)(2)	18,880	173
Keryx Biopharmaceuticals (1)(2)	19,800	94
Lexicon Pharmaceuticals (1)(2)	39,900	70
Ligand Pharmaceuticals (1)(2)	8,686	104
Mannkind (1)(2)	25,000	95
Medivation (1)(2)	4,500	96
Micromet (1)(2)	16,300	94
Momenta Pharmaceuticals (1)(2)	7,400	144
Myriad Genetics (2)	9,680	220
Neurocrine Biosciences (2)	14,800	119
Novavax (1)(2)	34,500	70
ONYX Pharmaceuticals (2)	9,750	344
Pharmasset (2)	4,400	494
Progenics Pharmaceuticals (2)	20,800	149
Regeneron Pharmaceuticals (1)(2)	11,550	655
Rigel Pharmaceuticals (1)(2)	8,300	76
Sangamo BioSciences (1)(2)	9,600	57
Savient Pharmaceuticals (1)(2)	14,300	107
Seattle Genetics (1)(2)	17,320	355
Targacept (2)	6,000	126

Theravance (2)	11,400	253
United Therapeutics (1)(2)	7,400	408
Vanda Pharmaceuticals (1)(2)	11,600	83
Vertex Pharmaceuticals (2)	26,800	1,393
		12,883

Health Care Equipment & Supplies 2.6%

Abaxis (1)(2)	4,500	123
ABIOMED (2)	6,100	99
Accuray (1)(2)	13,200	106
Alere (1)(2)	12,460	456
Align Technology (2)	10,730	245
Analogic (1)	2,480	130
Angiodynamics (1)(2)	5,132	73
Biolase Technology (1)	27,867	143
Cerus (1)(2)	20,070	60
Conceptus (1)(2)	7,500	88
ConMed (1)(2)	3,950	112
Cooper Companies	5,661	449
CryoLife (1)(2)	8,450	47
Cyberonics (1)(2)	4,700	131
Dexcom (1)(2)	12,700	184
Digirad (2)	8,200	22
Endologix (1)(2)	10,100	94
Exactech (1)(2)	1,700	31
Gen-Probe (2)	6,320	437
Greatbatch (1)(2)	3,350	90
Haemonetics (1)(2)	3,500	225
HeartWare International (1)(2)	300	22
Hill-Rom Holdings (1)	7,750	357
Hologic (2)	37,154	749
ICU Medical (1)(2)	1,400	61
IDEXX Laboratories (2)	7,900	613
Immucor (2)	11,168	228

Insulet (1)(2)	9,800	217
Integra LifeSciences (2)	2,800	134
Invacare	4,700	156
Kensey Nash (1)(2)	2,900	73
Kinetic Concepts (1)(2)	8,650	499
Masimo	7,500	223
Medical Action Industries (1)(2)	3,450	28
Meridian Bioscience (1)	5,475	132
Merit Medical Systems (2)	6,906	124
Neogen (1)(2)	3,800	172
NuVasive (1)(2)	6,700	220
OraSure Technologies (2)	7,775	66
Palomar Medical Technologies (1)(2)	4,900	55
Quidel (1)(2)	6,400	97
ResMed (1)(2)	19,200	594
RTI Biologics (1)(2)	25,800	70
Sirona Dental Systems (2)	6,400	340
SonoSite (1)(2)	3,550	125
Spectranetics (2)	9,200	57
Stereotaxis (1)(2)	14,000	49
Steris (1)	7,191	252
SurModics (1)(2)	4,750	53
Symmetry Medical (1)(2)	5,800	52
Synovis Life Technologies (2)	4,100	71
Teleflex (1)	4,830	295
Theragenics (1)(2)	37,300	66
Thoratec (2)	7,852	258
Volcano (1)(2)	9,500	307
West Pharmaceutical Services	4,780	209
Wright Medical Group (2)	6,600	99
Zoll Medical (1)(2)	4,500	255
		10,723

Health Care Providers & Services 2.7%

Air Methods (1)(2)	2,200	164
Alliance HealthCare Services (1)(2)	6,200	24
Amedisys (1)(2)	4,000	107
AMERIGROUP (1)(2)	6,180	435
AMN Healthcare Services (1)(2)	7,805	65
AmSurg, Class A (1)(2)	3,800	99
Assisted Living Concepts, Class A (1)	4,160	70
Bioscrip (1)(2)	11,700	76
Brookdale Senior Living (2)	11,800	286
Capital Senior Living (1)(2)	9,400	87
CardioNet (1)(2)	10,100	54
Catalyst Health Solutions (1)(2)	7,500	419
Centene (2)	6,500	231
Chemed	2,400	157
Community Health Systems (2)	12,822	329
CorVel (1)(2)	2,675	125
Cross Country Healthcare (1)(2)	4,780	36
Emeritus (1)(2)	5,200	110
Five Star Quality Care (2)	13,000	76
Gentiva Health Services (2)	4,250	89
Hanger Orthopedic Group (2)	5,450	133
HCA Holdings (2)	16,300	538
Health Management (1)(2)	36,100	389
Health Net (2)	13,330	428
HealthSouth (1)(2)	15,800	415
Healthspring (1)(2)	11,100	512
Henry Schein (1)(2)	12,300	881
HMS Holdings (1)(2)	4,000	307
Kindred Healthcare (2)	5,645	121
Landauer (1)	1,600	99
LCA-Vision (1)(2)	18,350	88
LHC Group (1)(2)	2,400	55

LifePoint Hospitals (2)	7,130	279
Lincare Holdings (1)	12,632	370
Magellan Health Services (2)	3,800	208
Medcath (1)(2)	5,750	78
MEDNAX (2)	6,400	462
Molina Healthcare (1)(2)	3,750	102
National Healthcare (1)	1,277	63
Omnicare (1)	14,216	453
Owens & Minor (1)	6,700	231
PDI (1)(2)	11,100	79
PharMerica (1)(2)	5,559	71
PSS World Medical (1)(2)	7,890	221
RadNet (1)(2)	9,000	40
Select Medical Holdings (1)(2)	13,200	117
Sun Healthcare (1)(2)	5,400	43
Sunrise Senior Living (1)(2)	8,200	78
Universal American (1)(2)	7,040	77
Universal Health Services	12,494	644
VCA Antech (1)(2)	12,100	256
Wellcare Health Plans (2)	900	46
		10,923

Health Care Technology 0.4%

Allscripts Healthcare Solutions (2)	26,700	518
Athenahealth (1)(2)	6,300	259
Computer Programs & Systems (1)	3,100	197
Emdeon, Class A (1)(2)	6,400	84
HealthStream (1)(2)	2,000	27
Merge Healthcare (1)(2)	10,600	55
Omnicell (1)(2)	4,720	74
Quality Systems (1)	2,500	218
		1,432

Life Sciences Tools & Services 1.3%		
Affymetrix (1)(2)	11,800	94
Albany Molecular Research (1)(2)	6,810	33
Bio-Rad Laboratories, Class A (2)	2,600	310
Bruker (2)	11,350	231
Caliper Life Sciences (1)(2)	12,050	98
Cambrex (1)(2)	9,710	45
Charles River Laboratories International (2)	7,500	305
CombiMatrix (1)(2)	11,100	40
Covance (2)	9,112	541
Enzo Biochem (1)(2)	9,585	41
Furiex Pharmaceuticals (2)	5,710	102
Harvard Bioscience (2)	10,800	57
Illumina (1)(2)	17,600	1,323
Luminex (1)(2)	7,200	150
Mettler-Toledo International (2)	4,700	793
Parexel International (1)(2)	8,880	209
Pharmaceutical Product Development	15,622	419
Techne	5,000	417
		5,208
Pharmaceuticals 1.1%		
Adolor (1)(2)	71,200	142
Akorn (1)(2)	12,400	87
Alexza Pharmaceuticals (1)(2)	9,300	17
Auxilium Pharmaceuticals (2)	8,100	159
AVANIR Pharmaceuticals (1)(2)	20,000	67
Columbia Laboratories (1)(2)	19,600	61
Cornerstone Therapeutics (1)(2)	6,020	54
DURECT (1)(2)	19,600	40
Endo Pharmaceutical (1)(2)	15,819	635
Impax Laboratories (1)(2)	9,900	216
Indevus Pharmaceuticals, EC (1)(2)	20,500	—
Jazz Pharmaceuticals (2)	7,800	260

Medicines Company (2)	10,290	170
Medicis Pharmaceutical, Class A (1)	7,500	286
Nektar Therapeutics (1)(2)	16,100	117
Pain Therapeutics (1)	12,700	49
Par Pharmaceutical (2)	5,794	191
Perrigo (1)	11,365	999
Questcor Pharmaceuticals (2)	9,400	227
Salix Pharmaceuticals (1)(2)	8,373	333
Santarus (1)(2)	12,000	40
ViroPharma (1)(2)	13,700	253
VIVUS (1)(2)	15,100	123
XenoPort (1)(2)	15,000	107
		4,633
Total Health Care		45,802

INDUSTRIALS & BUSINESS SERVICES 14.7%

Aerospace & Defense 1.2%

AAR (1)	5,600	152
Alliant Techsystems	4,800	342
American Science Engineering (1)	2,600	208
BE Aerospace (2)	15,650	639
Ceradyne (2)	3,200	125
Cubic	2,700	138
Curtiss-Wright (1)	5,700	184
Ducommun	3,100	64
Esterline Technologies (2)	3,590	274
GenCorp (1)(2)	10,510	67
GeoEye (2)	3,500	131
HEICO (1)	5,937	325
Hexcel (1)(2)	15,500	339
Innovative Solutions & Support (1)(2)	10,800	59
Moog, Class A (2)	6,730	293
National Presto (1)	900	91

Orbital Sciences (2)	7,770	131
Spirit Aerosystems Holdings, Class A (2)	16,200	356
Sypris Solutions (2)	14,000	58
Taser International (1)(2)	18,860	86
Teledyne Technologies (1)(2)	4,800	242
Transdigm Group (1)(2)	5,100	465
Triumph Group (1)	1,950	194
		4,963
Air Freight & Logistics 0.2%		
Forward Air (1)	4,185	141
Hub Group, Class A (2)	6,800	256
Pacer International (1)(2)	13,080	62
Park Ohio Holdings (2)	3,300	70
UTi Worldwide (1)	19,800	390
		919
Airlines 0.8%		
Alaska Air Group (2)	5,050	346
Allegiant Travel (1)(2)	3,400	168
AMR (1)(2)	51,510	278
Delta Air Lines (2)	109,950	1,008
JetBlue Airways (1)(2)	23,400	143
SkyWest	7,230	109
United Continental (1)(2)	43,726	990
US Airways Group (1)(2)	22,356	199
		3,241
Building Products 0.5%		
A.O. Smith (1)	5,640	239
AAON (1)	4,907	107
American Woodmark	2,480	43
Ameron International (1)	1,200	79
Apogee Enterprises (1)	5,500	70
Armstrong Worldwide Industries	2,100	96

Gibraltar Industries (1)(2)	4,225	48
Griffon (1)(2)	7,500	76
Lennox International (1)	5,290	228
NCI Building Systems (1)(2)	4,509	51
Owens Corning (2)	13,300	497
Quanex Building Products	7,740	127
Simpson Manufacturing	4,900	146
Trex (1)(2)	2,000	49
Universal Forest Products (1)	3,190	76
USG (1)(2)	11,150	160
		2,092
Commercial Services & Supplies 1.8%		
A. T. Cross, Class A (2)	7,500	85
ABM Industries (1)	5,550	130
Acco Brands (1)(2)	11,600	91
American Reprographics (1)(2)	6,000	42
Brinks Company (1)	6,049	180
Casella Waste Systems, Class A (1)(2)	8,075	49
Cenveo (1)(2)	17,200	110
Clean Harbors (1)(2)	4,200	434
Consolidated Graphics (2)	1,100	60
Copart (1)(2)	7,300	340
Corrections Corporation of America (2)	15,100	327
Courier (1)	2,400	27
Covanta Holding (1)	17,604	290
Deluxe (1)	7,828	193
Ecology & Environment, Class A	205	4
EnerNOC (1)(2)	5,800	91
Ennis Business Forms (1)	4,757	83
Fuel Tech (2)	4,900	33
G & K Services, Class A (1)	3,070	104
GEO (2)	8,430	194
Healthcare Services (1)	10,650	173

Herman Miller (1)	8,450	230
HNI Corporation	7,080	178
IHS (1)(2)	8,500	709
Innerworkings (1)(2)	8,800	73
Interface, Class A (1)	8,600	167
Kimball International, Class B (1)	6,690	43
Knoll (1)	6,100	122
McGrath RentCorp (1)	3,000	84
Mine Safety Appliances (1)	4,900	183
Mobile Mini (1)(2)	6,200	131
Multi-Color (1)	9,512	235
Quad/Graphics	7,100	276
Rollins (1)	10,967	224
Steelcase, Class A (1)	7,459	85
Superior Uniform Group	4,353	51
Sykes Enterprises (2)	7,640	165
Tetra Tech (1)(2)	8,850	199
TRC (1)(2)	12,700	79
UniFirst (1)	1,700	96
United Stationers	6,346	225
Viad (1)	2,677	60
Waste Connections (1)	15,187	482
		7,137

Construction & Engineering 1.1%

Aecom Technology (1)(2)	14,700	402
Chicago Bridge & Iron, ADS	14,200	552
Dycom Industries (1)(2)	5,763	94
EMCOR Group (1)(2)	9,360	274
Foster Wheeler (1)(2)	18,200	553
Furmanite (1)(2)	8,700	69
Granite Construction (1)	4,300	106
Insituform Technologies (1)(2)	5,450	114
KBR	19,100	720

Layne Christensen (1)(2)	4,200	127
Mastec (1)(2)	9,750	192
Michael Baker (1)(2)	2,200	47
MYR Group (1)(2)	3,900	91
Northwest Pipe (1)(2)	3,600	94
Pike Electric (1)(2)	4,200	37
Shaw Group (2)	11,450	346
Sterling Construction (2)	6,300	87
Tutor Perini	4,900	94
URS Corporation (2)	11,400	510
		4,509

Electrical Equipment 1.5%

A123 Systems (1)(2)	11,000	59
Acuity Brands (1)	5,250	293
American Superconductor (2)	11,400	103
AMETEK	21,200	952
Babcock & Wilcox (2)	15,975	443
Belden	7,863	274
Brady, Class A (1)	7,600	244
Encore Wire (1)	3,175	77
EnerSys (2)	7,100	244
Franklin Electric (1)	3,700	174
FuelCell Energy (1)(2)	47,250	62
General Cable (2)	9,100	387
GrafTech International (2)	18,350	372
Hubbell, Class B	9,033	587
II-VI (1)(2)	9,000	230
LSI Industries	3,425	27
Polypore International (2)	4,000	271
Powell Industries (2)	1,600	58
Regal-Beloit	5,400	361
Thomas & Betts (2)	6,276	338
Valence Technology (1)(2)	7,088	8

Vicor (1)	4,100	66
Woodward (1)	9,300	324
		5,954

Industrial Conglomerates 0.3%

Carlisle Companies	7,820	385
McDermott International (2)	34,750	688
Seaboard	49	119
Tredegar	3,600	66
		1,258

Machinery 4.2%

3-D Systems (1)(2)	11,600	229
Actuant, Class A (1)	9,820	263
AGCO (2)	12,050	595
Albany International	5,303	140
Astec Industries (1)(2)	4,700	174
Barnes Group (1)	6,200	154
Blount International (1)(2)	7,877	138
Briggs & Stratton (1)	7,000	139
Bucyrus International, Class A	10,698	981
Cascade	1,650	78
Chart Industries (1)(2)	6,100	329
Clarcor (1)	6,940	328
Commercial Vehicle Group (1)(2)	6,700	95
Crane	6,441	318
Donaldson (1)	10,571	641
Dynamic Materials (1)	5,500	123
EnPro Industries (1)(2)	4,050	195
ESCO Technologies	3,640	134
Federal Signal (1)	7,000	46
Freightcar America (2)	1,900	48
Gardner Denver (1)	7,600	639
Graco (1)	9,175	465

Graham (1)	4,250	87
Greenbrier Companies (1)(2)	5,400	107
Harsco	12,360	403
Hurco Companies (2)	2,900	93
IDEX	11,255	516
John Bean Technologies (1)	8,472	164
Kaydon (1)	5,070	189
Kennametal (1)	10,700	452
Lincoln Electric Holdings	11,180	401
Lindsay (1)	3,050	210
Manitowoc (1)	20,300	342
Meritor (1)(2)	13,555	217
Met-Pro (1)	9,269	105
Middleby (1)(2)	2,931	276
Mueller Industries	5,800	220
Mueller Water Products (1)	23,043	92
NACCO Industries	900	87
Navistar (1)(2)	8,300	469
NN (2)	7,400	111
Nordson (1)	11,020	604
Oshkosh (2)	14,700	425
Pentair (1)	11,760	475
RBC Bearings (2)	5,300	200
Robbins & Myers	6,000	317
Sauer-Danfoss (2)	2,850	144
SPX (1)	7,605	629
Tennant	6,300	251
Terex (1)(2)	18,500	526
Timken	11,000	554
Titan International (1)	4,650	113
Toro	3,580	217
Trinity Industries	11,279	393
Twin Disc	1,200	46
Valmont Industries (1)	2,800	270

WABCO Holdings (2)	9,200	635
Wabtec	6,330	416
Watts Water Technologies, Class A (1)	3,950	140
		17,148

Marine 0.2%

Alexander & Baldwin	5,550	267
Eagle Bulk Shipping (1)(2)	14,400	36
Genco Shipping & Trading (1)(2)	5,700	43
Kirby (1)(2)	7,900	448
Overseas Shipholding Group (1)	3,640	98
		892

Professional Services 1.0%

Acacia Technologies (1)(2)	3,100	114
Advisory Board (2)	3,940	228
CBIZ (2)	6,650	49
CDI	3,800	51
Corporate Executive Board (1)	4,800	210
CoStar Group (2)	3,340	198
CRA International (1)(2)	2,450	66
Franklin Covey (1)(2)	5,100	49
FTI Consulting (1)(2)	5,495	208
Heidrick & Struggles International (1)	2,758	62
Huron Consulting Group (1)(2)	4,500	136
Insperity	4,950	147
Kelly Services, Class A (1)(2)	3,732	62
Kforce (1)(2)	7,156	94
Korn/Ferry (1)(2)	5,900	130
ManpowerGroup	10,742	576
Navigant Consulting (2)	8,200	86
Nielsen Holdings NV (2)	11,300	352
On Assignment (1)(2)	7,850	77
Resources Connection (1)	6,600	79

School Specialty (1)(2)	2,526	36
SFN Group (1)(2)	8,780	80
Towers Watson	5,650	371
TrueBlue (1)(2)	10,400	151
Verisk Analytics, Class A (2)	17,500	606
		4,218
Road & Rail 1.2%		
AMERCO (1)(2)	1,400	135
Arkansas Best (1)	3,210	76
Avis Budget Group (2)	16,400	280
Con-Way (1)	6,700	260
Dollar Thrifty Automotive Group (2)	3,440	254
Genesee & Wyoming, Class A (2)	5,018	294
Heartland Express (1)	8,923	148
Hertz Global Holdings (1)(2)	36,700	583
J.B. Hunt Transport Services (1)	12,552	591
Kansas City Southern Industries (2)	14,100	836
Knight Transportation (1)	7,292	124
Landstar System (1)	7,400	344
Old Dominion Freight Line (2)	7,818	292
Patriot Transportation Holdings (1)(2)	2,100	47
Quality Distribution (1)(2)	4,700	61
RailAmerica (1)(2)	5,600	84
Saia (1)(2)	3,400	58
USA Truck (1)(2)	2,000	22
Werner Enterprises (1)	5,753	144
		4,633
Trading Companies & Distributors 0.6%		
Applied Industrial Technologies	5,062	180
Beacon Roofing Supply (1)(2)	8,200	187
GATX (1)	5,950	221
H&E Equipment Services (2)	3,600	50

Interline Brands (1)(2)	5,100	94
Kaman (1)	4,961	176
Lawson Products (1)	2,300	45
MSC Industrial Direct	5,300	352
RSC Holdings (1)(2)	9,200	110
Rush Enterprises, Class A (1)(2)	5,800	111
United Rentals (1)(2)	12,243	311
Watsco	3,500	238
WESCO International (1)(2)	5,551	300
		2,375
Transportation Infrastructure 0.1%		
Macquarie Infrastructure	6,500	179
		179
Total Industrials & Business Services		59,518

INFORMATION TECHNOLOGY 14.8%

Communications Equipment 1.7%		
Acme Packet (2)	8,300	582
ADTRAN (1)	6,873	266
Anaren (1)(2)	4,700	100
Arris Group (1)(2)	19,553	227
Aruba Networks (2)	13,900	411
Aviat Networks (1)(2)	11,026	43
Aware (2)	6,500	20
Black Box (1)	1,570	49
Blue Coat Systems (1)(2)	7,740	169
Brocade Communications Systems (2)	67,139	434
Ciena (1)(2)	14,100	259
Comtech Telecommunications (1)	3,760	105
DG FastChannel (1)(2)	3,900	125
Digi International (1)(2)	6,460	84
Echostar (2)	7,144	260

Emulex (1)(2)	12,540	108
Finisar (2)	15,325	276
Harmonic (1)(2)	17,354	125
InterDigital (1)	6,860	280
Ixia (2)	9,600	123
KVH Industries (1)(2)	7,400	79
Netgear (1)(2)	6,300	275
Oplink Communications (1)(2)	4,500	84
PC-Tel (2)	8,300	54
Performance Technologies (2)	8,116	16
Plantronics (1)	7,150	261
Polycom (1)(2)	11,650	749
Powerwave Technologies (1)(2)	24,586	73
Riverbed Technology (2)	19,200	760
SeaChange International (1)(2)	9,350	101
Sonus Networks (1)(2)	42,300	137
Symmetricom (1)(2)	16,400	96
Tekelec (1)(2)	10,630	97
ViaSat (1)(2)	4,500	195
		7,023

Computers & Peripherals 0.6%

Avid Technology (1)(2)	7,826	147
Cray (1)(2)	12,877	82
Datalink (2)	6,500	45
Diebold	8,690	270
Electronics for Imaging (2)	7,700	133
Hutchinson Technology (1)(2)	15,320	35
Hypercom (2)	14,720	145
Immersion (2)	10,300	88
Intermec (1)(2)	8,310	92
Intevac (1)(2)	7,900	81
NCR (2)	21,000	397
Novatel (1)(2)	12,150	67

Presstek (1)(2)	10,922	18
QLogic (2)	15,900	253
Quantum (1)(2)	36,040	119
Rimage (1)	4,200	56
Silicon Graphics International (1)(2)	4,200	72
STEC (2)	6,600	112
Synaptics (1)(2)	4,675	120
Video Display (2)	8,180	31
		2,363

Electronic Equipment, Instruments & Components 2.1%

Agilysys (1)(2)	3,452	29
Anixter International (1)	4,000	261
Arrow Electronics (2)	14,175	588
Avnet (2)	23,050	735
AVX	4,202	64
Benchmark Electronics (2)	7,900	130
Brightpoint (2)	10,179	83
CalAmp (1)(2)	6,500	20
Checkpoint Systems (2)	6,560	117
Cognex (1)	6,050	214
CTS (1)	5,250	51
Daktronics (1)	7,600	82
Dolby Laboratories, Class A (1)(2)	6,640	282
DTS (2)	2,300	93
Echelon (1)(2)	7,800	71
Electro Rent (1)	2,100	36
Electro Scientific Industries (2)	8,900	172
FARO Technologies (1)(2)	4,800	210
FEI (1)(2)	5,150	197
Gerber Scientific (1)(2)	5,300	59
GigOptix (2)	7,540	16
I.D. Systems (2)	4,500	21
Ingram Micro, Class A (2)	16,862	306

Insight Enterprises (1)(2)	8,850	157
Itron (1)(2)	5,600	270
L-1 Identity Solutions (1)(2)	12,829	151
LeCroy (2)	4,800	58
Littelfuse (1)	2,900	170
Lo-Jack (2)	10,300	45
Maxwell Technologies (1)(2)	5,400	87
Measurement Specialties (2)	4,400	157
Methode Electronics (1)	7,750	90
MTS Systems	2,650	111
National Instruments (1)	10,725	318
Newport (2)	4,050	74
OSI Systems (1)(2)	3,738	161
Park Electrochemical (1)	3,100	87
PC Connection (2)	5,800	48
Planar Systems (1)(2)	24,500	70
Plexus (1)(2)	6,360	221
Power-One (1)(2)	13,400	109
Pulse Electronics (1)	10,350	46
RadiSys (1)(2)	6,900	50
Research Frontiers (1)(2)	13,000	59
Rofin-Sinar Technology (2)	4,400	150
Rogers (1)(2)	2,250	104
Sanmina-SCI (1)(2)	15,900	164
ScanSource (2)	4,500	169
Sigmatron International (2)	1,300	6
Sunpower (1)(2)	791	15
Sunpower, Class B (2)	1,437	24
Tech Data (1)(2)	5,980	292
Trimble Navigation (2)	16,912	670
TTM Technologies (1)(2)	4,550	73
Vishay Intertechnology (1)(2)	24,178	364
Vishay Precision (1)(2)	1,983	33
X-Rite (1)(2)	7,400	37

Zygo (1)(2)	6,720	89
		8,566

Internet Software & Services 1.4%

AOL (1)(2)	14,800	294
Comscore (2)	6,600	171
Constant Contact (1)(2)	5,300	134
Digital River (1)(2)	5,650	182
Earthlink	26,240	202
Equinix (2)	5,660	572
IAC/InterActiveCorp (1)(2)	10,100	385
InfoSpace.com (1)(2)	6,050	55
Internap Network Services (1)(2)	9,800	72
J2 Global Communications (1)(2)	6,100	172
Keynote Systems	6,673	144
LoopNet (1)(2)	4,600	85
Marchex, Class B (1)	6,300	56
Move (2)	23,450	51
OpenTable (1)(2)	2,800	233
Openwave Systems (1)(2)	14,000	32
Perficient (1)(2)	5,100	52
Rackspace Hosting (2)	14,700	628
RealNetworks (1)(2)	13,800	47
Reis (2)	8,100	80
RightNow Technologies (2)	5,700	185
Saba Software (2)	13,487	122
SAVVIS (1)(2)	7,073	280
support.com (1)(2)	10,200	49
Taleo, Class A (1)(2)	6,300	233
Travelzoo (1)(2)	2,300	149
United Online (1)	15,475	93
ValueClick (1)(2)	12,391	206
Vocus (2)	5,000	153
WebMD Health (2)	7,256	331

WebMediaBrands (1)(2)	40,400	54
XO Group (2)	2,300	23
		5,525

IT Services 1.6%

Acxiom (1)(2)	10,300	135
Alliance Data Systems (1)(2)	6,600	621
Broadridge Financial Solutions (1)	15,700	378
CACI International, Class A (2)	2,900	183
CIBER (1)(2)	8,240	46
Convergys (1)(2)	16,600	226
CoreLogic (2)	13,430	224
CSG Systems International (1)(2)	2,700	50
DST Systems	3,563	188
Edgewater Technology (1)(2)	6,667	18
Euronet Worldwide (1)(2)	7,450	115
Forrester Research	2,300	76
Gartner (2)	10,350	417
Global Cash Access (1)(2)	6,400	20
Global Payments	10,712	546
Heartland Payment Systems	5,100	105
iGate (1)	8,000	131
Integral Systems (1)(2)	5,986	73
Jack Henry & Associates (1)	10,450	314
Kratos Defense & Security Solutions (1)(2)	2,400	29
Lender Processing Services (1)	12,600	263
Man Tech International, Class A (1)	3,200	142
Mastech Holdings (1)(2)	6,133	21
Maximus (1)	1,500	124
Moneygram International (2)	27,109	90
Neustar, Class A (2)	9,600	252
PRGX Global (2)	3,100	22
Sapient (2)	17,450	262
SRA International, Class A (2)	5,660	175

Startek (1)(2)	5,500	19
Syntel (1)	2,810	166
TeleTech Holdings (1)(2)	3,490	74
TNS (2)	3,200	53
Unisys (1)(2)	5,200	134
VeriFone Systems (2)	12,100	537
Wright Express (1)(2)	5,500	286
		6,515
Office Electronics 0.1%		
Zebra Technologies (2)	7,625	322
		322
Semiconductor & Semiconductor Equipment 3.4%		
Advanced Energy Industries (1)(2)	7,650	113
Aehr Test Systems (2)	11,504	16
Amkor Technology (1)(2)	22,220	137
Amtech Systems (1)(2)	7,700	159
ANADIGICS (1)(2)	10,195	33
Applied Micro Circuits (1)(2)	8,300	74
Atmel (2)	65,600	923
Axcelis Technologies (1)(2)	15,830	26
Brooks Automation (2)	10,416	113
BTU International (2)	8,300	58
Cabot Microelectronics (1)(2)	2,282	106
Cavium (1)(2)	7,300	318
Cirrus Logic (1)(2)	10,540	168
Cohu (1)	4,000	52
Cree (1)(2)	14,100	474
Cymer (1)(2)	3,300	163
Cypress Semiconductor	22,850	483
Diodes (1)(2)	6,850	179
DSP Group (2)	9,490	83
Energy Conversion Devices (1)(2)	9,700	11

Entegris (1)(2)	20,477	207
Entropic Communications (1)(2)	7,300	65
Exar (1)(2)	11,850	75
Fairchild Semiconductor, Class A (2)	18,110	303
FSI International (1)(2)	16,200	44
Hittite Microwave (1)(2)	3,800	235
Integrated Device Technology (1)(2)	24,459	192
Integrated Silicon Solution (1)(2)	8,244	80
International Rectifier (2)	8,220	230
Intersil Holding, Class A	25,676	330
IXYS (1)(2)	7,800	117
Kopin (1)(2)	34,900	164
Kulicke & Soffa (1)(2)	11,660	130
Lam Research (2)	18,020	798
LTX Credence (1)(2)	9,950	89
Mattson Technology (1)(2)	37,043	70
Maxim Integrated Products	38,500	984
Microsemi (2)	10,800	221
Mindspeed Technologies (1)(2)	6,090	49
MIPS Technologies (2)	5,800	40
MKS Instruments (1)	7,200	190
MoSys (1)(2)	9,600	55
Nanometrics (1)(2)	5,200	99
Netlogic Microsystems (1)(2)	8,600	348
Omnivision Technologies (1)(2)	6,730	234
ON Semiconductor (2)	51,860	543
PDF Solutions (1)(2)	4,601	27
Pericom Semiconductor (2)	8,000	71
Photronics (2)	7,160	61
PLX Technology (2)	6,000	21
PMC-Sierra (2)	33,800	256
Rambus (1)(2)	14,730	216
RF Micro Devices (1)(2)	34,739	213
Rubicon Technology (1)(2)	12,400	209

Rudolph Technologies (2)	10,000	107
Semtech (2)	7,500	205
Sigma Designs (2)	5,600	43
Silicon Image (1)(2)	12,100	78
Silicon Laboratories (1)(2)	4,750	196
Skyworks Solutions (2)	24,916	573
Standard Microsystems (1)(2)	5,000	135
Supertex (1)(2)	9,700	217
Tessera Technologies (1)(2)	8,560	147
TranSwitch (1)(2)	10,328	32
TriQuint Semiconductor (1)(2)	19,400	198
Ultratech (1)(2)	4,000	121
Varian Semiconductor Equipment (2)	9,443	580
Veeco (1)(2)	4,129	200
Zoran (2)	11,087	93
		13,580
Software 3.9%		
Accelrys (1)(2)	21,660	154
ACI Worldwide (2)	4,600	155
Activision Blizzard (1)	71,366	834
Actuate (2)	13,400	78
Advent Software (1)(2)	5,600	158
Ansys (2)	12,831	701
Ariba (1)(2)	13,615	469
Blackbaud (1)	4,700	130
Blackboard (1)(2)	6,100	265
Bottomline Technologies (2)	6,900	171
Cadence Design Systems (1)(2)	41,117	434
Commvault Systems (2)	7,500	333
Concur Technologies (1)(2)	7,500	376
Epiq Systems (1)	5,400	77
FactSet Research Systems (1)	5,700	583
Fair Isaac (1)	4,585	138

FalconStor Software (1)(2)	7,800	35
Fortinet (1)(2)	14,400	393
Informatica (2)	13,050	763
Interactive Intelligence (2)	3,954	139
JDA Software Group (1)(2)	4,900	151
Kenexa (1)(2)	6,500	156
Lawson Software (1)(2)	20,200	227
Magma Design Automation (2)	18,450	147
Manhattan Associates (2)	3,160	109
Mentor Graphics (2)	15,080	193
MICROS Systems (2)	11,640	579
MicroStrategy (2)	1,406	229
Monotype Imaging Holdings (1)(2)	6,300	89
Nuance Communications (1)(2)	31,011	666
OPNET Technologies (1)	4,800	197
Parametric Technology (1)(2)	16,400	376
Pegasystems (1)	2,700	126
Progress Software (2)	8,925	215
Pros Holdings (2)	7,400	129
Quest Software (2)	11,700	266
Radiant Systems (2)	7,650	160
Renaissance Learning (1)	2,350	29
Rovi (1)(2)	15,492	889
Smith Micro Software (1)(2)	7,700	32
Solera Holdings	9,300	550
Sourcefire (1)(2)	4,200	125
SRS Labs (2)	4,600	44
SuccessFactors (1)(2)	12,100	356
Synchronoss Tech (1)(2)	5,900	187
Synopsys (2)	20,286	522
Take-Two Interactive Software (2)	10,545	161
TeleCommunication Systems (1)(2)	12,600	61
THQ (1)(2)	10,762	39
TIBCO Software (2)	24,480	710

TiVo (1)(2)	15,500	159
Ultimate Software Group (1)(2)	4,900	267
Vasco Data Security International (1)(2)	7,700	96
VMware, Class A (1)(2)	9,500	952
Websense (1)(2)	7,900	205
		15,785
Total Information Technology		59,679

MATERIALS 7.2%

Chemicals 4.0%

A. Schulman (1)	5,513	139
Albemarle	12,500	865
American Vanguard (1)	20,366	264
Arch Chemicals (1)	3,890	134
Ashland	10,700	691
Cabot	8,950	357
Calgon Carbon (1)(2)	9,800	167
Celanese, Series A	20,521	1,094
Chase (1)	6,350	106
Cytec Industries	6,360	364
Ferro (2)	15,660	211
Flotek Industries (1)(2)	12,700	108
Georgia Gulf (1)(2)	5,600	135
H.B. Fuller (1)	7,540	184
Huntsman (1)	25,700	485
Intrepid Potash (2)	7,500	244
Koppers (1)	3,900	148
Kraton Performance Polymers (1)(2)	6,900	270
Lubrizol (1)	8,200	1,101
Lyondellbasell Industries, Class A	35,900	1,383
Minerals Technologies	2,955	196
Mosaic (2)	37,984	2,573
Nalco Holding	19,663	547

Nanophase Technologies (1)(2)	10,100	12
NewMarket (1)	1,800	307
Olin (1)	10,990	249
OM Group (1)(2)	4,950	201
OMNOVA Solutions (1)(2)	8,900	62
PolyOne (1)	12,930	200
Rockwood Holdings (2)	7,400	409
RPM	19,500	449
Scotts Miracle Gro (1)	5,600	287
Senomyx (1)(2)	13,200	68
Sensient Technologies (1)	7,380	274
Solutia (1)(2)	19,100	437
Spartech (2)	6,740	41
Stepan	1,000	71
Valspar	12,400	447
W. R. Grace (1)(2)	9,800	447
Westlake Chemical (1)	3,321	172
Zep (1)	4,775	90
Zoltek (1)(2)	6,200	65
		16,054
Construction Materials 0.2%		
Eagle Materials (1)	5,870	164
Headwaters (1)(2)	10,400	32
Martin Marietta Materials (1)	5,900	472
Texas Industries (1)	3,480	145
		813
Containers & Packaging 0.9%		
AptarGroup	9,360	490
Crown Cork & Seal (2)	23,050	895
Graphic Packaging Holding (1)(2)	15,613	85
Greif Brothers (1)	4,700	306
Myers Industries (1)	5,315	54

Packaging Corporation of America (1)	15,355	430
Rock-Tenn, Class A (1)	6,490	430
Silgan Holdings	6,520	267
Sonoco Products	11,687	415
Temple-Inland (1)	16,700	497
		3,869

Metals & Mining 1.6%

Allied Nevada Gold (1)(2)	10,900	386
AMCOL International (1)	4,650	177
Carpenter Technology (1)	7,100	409
Century Aluminum (1)(2)	10,343	162
Coeur d'Alene Mines (1)(2)	12,400	301
Commercial Metals (1)	15,200	218
Compass Minerals	4,100	353
General Moly (1)(2)	18,500	82
Haynes International (1)	3,400	211
Hecla Mining (1)(2)	41,550	319
Horsehead Holding (1)(2)	7,200	96
Kaiser Aluminum (1)	2,200	120
Materion (1)(2)	2,600	96
Molycorp (1)(2)	4,300	263
Reliance Steel & Aluminum	9,700	482
Royal Gold (1)	5,550	325
RTI International Metals (1)(2)	3,300	127
Schnitzer Steel, Class A (1)	3,775	217
Steel Dynamics (1)	29,228	475
Stillwater Mining (1)(2)	7,316	161
Synalloy (1)	8,100	110
Universal Stainless & Alloy Products (2)	2,400	112
US Gold (1)(2)	20,500	124
Walter Energy	7,800	903
Worthington Industries (1)	8,563	198
		6,427

Paper & Forest Products 0.5%

AbitibiBowater (2)	12,400	252
Buckeye Technologies	7,200	194
Clearwater Paper (2)	2,494	170
Deltic Timber (1)	1,700	91
Domtar	5,908	560
Glatfelter (1)	9,600	148
Kapstone Paper & Packaging (2)	11,200	185
Louisiana Pacific (1)(2)	25,200	205
Schweitzer-Mauduit International	2,730	153
Wausau Paper (1)	9,000	61
		2,019
Total Materials		29,182

TELECOMMUNICATION SERVICES 1.5%

Diversified Telecommunication Services 0.6%

Abovenet	3,100	218
Alaska Communications Systems Group (1)	7,200	64
CBeyond (2)	5,900	78
Cincinnati Bell (1)(2)	30,600	102
Cogent Communications Group (1)(2)	7,300	124
Consolidated Communications (1)	1,104	21
General Communication, Class A (1)(2)	9,670	117
Hickory Technology (1)	8,500	101
IDT, Class B	4,142	112
Level 3 Communications (1)(2)	233,507	570
Paetec Holding (1)(2)	21,500	103
Premiere Global Services (2)	13,100	104
SureWest Communications	5,050	84
TW Telecom (1)(2)	21,810	448
Warwick Valley Telephone (1)	7,597	110
		2,356

Wireless Telecommunication Services 0.9%		
Clearwire (1)(2)	62,800	237
Crown Castle International (2)	27,852	1,136
Leap Wireless International (1)(2)	8,100	132
NII Holdings, Class B (2)	23,534	997
nTelos	5,200	106
Price Communications, EC (2)	3,500	—
SBA Communications (1)(2)	16,200	619
Shenandoah Telecomm (1)	5,500	94
Telephone & Data Systems (1)	10,590	329
U.S. Cellular (1)(2)	1,793	87
		3,737
Total Telecommunication Services		6,093
TRUSTS & MUTUAL FUNDS 0.0%		
BlackRock Kelso Capital (1)	8,600	77
Total Trusts & Mutual Funds		77
UTILITIES 3.7%		
Electric Utilities 1.1%		
ALLETE (1)	3,082	127
Cleco	8,300	289
DPL (1)	15,442	466
El Paso Electric	5,300	171
Empire District Electric	5,760	111
Great Plains Energy (1)	15,333	318
Hawaiian Electric Industries (1)	11,600	279
IdaCorp (1)	6,510	257
ITC Holdings (1)	6,700	481
MGE Energy	3,900	158
NV Energy	32,000	491
Otter Tail (1)	4,750	100

PNM Resources	12,219	205
Portland General Electric (1)	7,900	200
UniSource Energy (1)	4,350	162
United Illuminating (1)	4,433	143
Unitil (1)	4,100	108
Westar Energy	12,250	330
		4,396
Gas Utilities 1.1%		
AGL Resources	11,850	482
Atmos Energy (1)	10,260	341
Chesapeake Utilities	5,467	219
Laclede Gas (1)	4,310	163
National Fuel Gas Company (1)	10,930	796
New Jersey Resources (1)	4,875	217
Northwest Natural Gas (1)	3,490	158
Piedmont Natural Gas	10,200	309
Questar	23,800	421
RGC Resources	4,243	138
South Jersey Industries (1)	4,520	245
Southwest Gas	5,380	208
UGI	15,760	503
Washington Gas Light (1)	6,500	250
		4,450
Independent Power Producers & Energy Traders 0.3%		
Calpine (1)(2)	54,900	886
GenOn Energy (1)(2)	124,995	482
Ormat Technologies (1)	3,700	81
		1,449
Multi-Utilities 0.8%		
Alliant Energy	13,848	563
Avista (1)	5,290	136
Black Hills (1)	5,540	167

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund commenced operations on January 30, 1998. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor’s 500 Stock Index®, as represented by the S&P Completion Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Rebates Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements.

Credits Credits are earned on the fund’s temporarily uninvested cash balances held at the custodian and such credits reduce the amount paid by the manager for custody of the fund’s assets. In order to pass the benefit of custody credits to the fund, the manager has voluntarily reduced its investment management and administrative expense in the accompanying financial statements.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund determines the values of its assets and liabilities and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on June 30, 2011:

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2011. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain (loss) on Level 3 instruments held at June 30, 2011, totaled $2,000 for the six months ended June 30, 2011.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2011, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of June 30, 2011, the fund held equity futures with cumulative unrealized gain of $872,000 and cumulative unrealized loss of $0; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the six months ended June 30, 2011, the fund recognized $165,000 of realized loss on Futures and a $697,000 change in unrealized gain on Futures related to its investments in equity derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty risk related to exchange-traded derivatives, including futures and options contracts, is minimal because the exchange’s clearinghouse provides protection against defaults. Additionally, for exchange-traded derivatives, each broker, in its sole discretion, may change margin requirements applicable to the fund.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, and/or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2011, the fund’s exposure to futures, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities are not. On June 30, 2011, the value of loaned securities was $67,398,000 and cash collateral investments totaled $68,727,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $45,601,000 and $35,931,000, respectively, for the six months ended June 30, 2011.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2010, the fund had $17,226,000 of unused capital loss carryforwards, which expire: $776,000 in fiscal 2016 and $16,450,000 in fiscal 2017.

At June 30, 2011, the cost of investments for federal income tax purposes was $370,858,000. Net unrealized gain aggregated $103,261,000 at period-end, of which $131,654,000 related to appreciated investments and $28,393,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses; interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At June 30, 2011, approximately 1% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov. The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 9, 2011, the fund’s Board of Directors (Board) unanimously approved the continuation of the investment advisory contract (Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities, as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the 1-, 3-, 5-, and 10-year periods, as well as the fund’s year-by-year returns, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price mutual funds. The Board did not review information regarding profits realized from managing the fund in particular because the fund had not achieved sufficient scale in terms of portfolio asset size to produce meaningful profit margin percentages. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Advisor. The Board noted that, under the Contract, the fund pays the Advisor a single fee based on the fund’s average daily net assets and that the Advisor, in turn, pays all expenses of the fund, with certain exceptions. The Board concluded that, based on the profitability data it reviewed and consistent with this single-fee structure, the Contract provided for a reasonable sharing of any benefits from economies of scale with the fund.

Fees
The Board reviewed the fund’s single-fee structure and compared it with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate was below the median for comparable funds. (For these purposes, the Board assumed the fund’s management fee rate was equal to the single fee less the fund’s operating expenses.) The information also indicated that the fund’s total expense ratio was above the median for certain groups of comparable funds but below the median for other groups of comparable funds. The Board also reviewed the fee schedules for institutional accounts of the Advisor and its affiliates with similar mandates. Management provided the Board with information about the Advisor’s responsibilities and services provided to institutional account clients, which are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it advises, and showing that the Advisor performs significant additional services and assumes greater risk for the fund and other T. Rowe Price mutual funds that it advises than it does for institutional account clients. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board was assisted by the advice of independent legal counsel and concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract (including the fees to be charged for services thereunder).

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 17, 2011

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	August 17, 2011